Financial Expenses and Income (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Summary of Analysis of Financial Income and Expenses
An analysis of financial expenses and income is set forth below:

(€ million)	June 30, 2021 (6 months)	June 30, 2020 (6 months)	December 31, 2020 (12 months)
Cost of debt (a)	(168)	(166)	(328)
Interest income (b)	30	66	103
Cost of net debt	(138)	(100)	(225)
Non-operating foreign exchange gains/(losses)	4	2	(6)
Unwinding of discounting of provisions (c)	(5)	(6)	(11)
Net interest cost related to employee benefits	(23)	(32)	(59)
Gains/(losses) on disposals of financial assets	3	—	6
Net interest expense on lease liabilities	(15)	(19)	(38)
Other	13	(12)	(4)
Net financial income/(expenses)	(161)	(167)	(337)
comprising: Financial expenses	(189)	(198)	(390)
Financial income	28	31	53
(a)Includes net gain/(loss) on interest rate and currency derivatives used to manage debt: €5 million in the first half of 2021, €58 million in the first half of 2020, and €93 million over the whole of 2020.
(b)Includes net gain/(loss) on interest rate and currency derivatives used to manage cash and cash equivalents: €28 million in the first half of 2021, €37 million in the first half of 2020, and €66 million over the whole of 2020.
(c)Primarily on provisions for environmental risks, restructuring provisions, and provisions for product-related risks (see Note B.12.).